STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7%
Alabama - 1.6%
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	1,200,000	1,364,273
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	1,427,241
Jefferson County, GO, Refunding, Ser. A	5.00	4/1/2022	1,800,000	1,863,656
				4,655,170
Arizona - 3.2%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2025	5,000,000	5,955,036
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Public Service Co. of New Mexico)	1.05	6/1/2022	1,000,000	1,006,963
Maricopa County Unified School District No. 4, GO, Ser. A	5.00	7/1/2025	1,840,000	2,174,052
				9,136,051
California - 3.0%
California, GO, Refunding	5.00	4/1/2025	1,000,000	1,172,702
California, GO, Refunding	5.00	4/1/2024	1,500,000	1,695,250
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	400,000	455,667
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	500,000	590,568
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2025	350,000	409,977
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	2,783,051
Port of Los Angeles, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2021	1,400,000	1,405,294
				8,512,509
Colorado - 2.5%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2024	2,145,000	2,394,584

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7% (continued)
Colorado - 2.5% (continued)
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2022	3,000,000	3,193,649
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	657,084
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2025	650,000	746,924
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	148,991
				7,141,232
Connecticut - 1.9%
Connecticut, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	2,000,000	2,016,024
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2025	850,000	998,625
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,165,537
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,298,219
				5,478,405
District of Columbia - 2.1%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2022	4,635,000	4,911,431
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,200,000	1,271,568
				6,182,999
Florida - 2.7%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,750,000	1,833,653
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	1,240,000	1,249,539
Lee County Solid Waste System, Revenue Bonds, Refunding	5.00	10/1/2021	3,150,000	3,182,972
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2021	1,500,000	1,525,156
				7,791,320

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7% (continued)
Georgia - 1.1%
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Project)	5.00	7/1/2021	2,000,000	2,000,000
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	1,044,936
				3,044,936
Illinois - 7.3%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000	1,106,046
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2022	1,200,000	1,272,965
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2021	1,315,000	1,334,960
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000	1,100,322
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,219,554
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,000,000	2,256,981
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000	1,735,042
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2021	4,800,000	4,892,037
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	3,220,000	3,360,767
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000	1,152,550
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. C	5.00	4/1/2025	1,470,000	1,486,538
				20,917,762
Indiana - 6.2%
Indiana Finance Authority, Revenue Bonds (Green Bond)	5.00	2/1/2024	1,025,000	1,151,669
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	5.00	10/1/2025	2,150,000	2,560,599
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000	3,234,753

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7% (continued)
Indiana - 6.2% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2021	1,000,000	1,016,024
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2022	1,135,000	1,207,944
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2024	800,000	896,118
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000	1,488,716
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	10/1/2024	865,000	966,635
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	5,326,376
				17,848,834
Louisiana - 1.6%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000	1,159,626
Louisiana Offshore Terminal Authority, Revenue Bonds, Refunding (Loop Project)	1.65	12/1/2023	2,500,000	2,537,448
Parish of St. John the Baptist, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	1,035,708
				4,732,782
Maine - .4%
Maine Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000	1,137,643
Maryland - 3.6%
Baltimore, Revenue Bonds, Refunding (Convention Center Hotel Project)	5.00	9/1/2021	1,000,000	1,002,035
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2022	1,600,000	1,675,658

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7% (continued)
Maryland - 3.6% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1	5.00	7/1/2025	4,000,000	4,599,687
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000	3,251,030
				10,528,410
Massachusetts - 3.0%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2024	1,580,000	1,818,826
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	750,000	750,000
Massachusetts Educational Financing Authority, Revenue Bonds	5.00	7/1/2025	750,000	874,753
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2022	2,770,000	2,900,108
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000	2,259,239
				8,602,926
Michigan - 2.5%
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,000,000	2,133,500
Michigan Finance Authority, Revenue Bonds, Refunding (Henry Ford Health System Obligated Group)	5.00	11/15/2021	1,125,000	1,144,850
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,262,209
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding	5.00	7/1/2025	625,000	730,874
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding	5.00	7/1/2024	715,000	809,276
				7,080,709
Minnesota - .5%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	150,000	174,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7% (continued)
Minnesota - .5% (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,158,206
				1,332,278
Missouri - .4%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2026	1,000,000	1,114,121
Nebraska - 1.0%
University of Nebraska Facilities Corp., Revenue Bonds, Ser. A	5.00	2/15/2024	2,670,000	3,003,098
Nevada - 1.2%
Clark County, GO, Refunding, Ser. A	5.00	11/1/2021	1,000,000	1,016,159
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,428,620
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2022	1,050,000	1,098,060
				3,542,839
New Jersey - 4.2%
New Jersey, GO, Ser. A	5.00	6/1/2025	2,000,000	2,347,897
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2021	2,190,000	2,190,000
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2021	2,430,000	2,477,005
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	1,001,966
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,834,250
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,133,703
				11,984,821
New Mexico - 2.2%
New Mexico Severance Tax Permanent Fund, Revenue Bonds, Ser. A	5.00	7/1/2027	5,000,000	6,228,965
New York - 7.7%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	1,710,000	1,835,505
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2022	790,000	840,290

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7% (continued)
New York - 7.7% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. F	5.00	11/15/2021	1,000,000	1,017,300
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,367,076
New York City Housing Development Corp., Revenue Bonds, Ser. F2	0.60	7/1/2025	1,000,000	997,025
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2025	1,450,000	1,725,611
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2023	3,425,000	3,708,164
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2025	1,500,000	1,749,077
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	5.00	3/15/2025	2,000,000	2,338,096
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2025	1,000,000	1,193,159
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2021	2,500,000	2,529,581
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 202	5.00	10/15/2021	2,000,000	2,027,388
				22,328,272
North Carolina - 2.9%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,000,000	2,401,827
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	2,500,000	2,798,609
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	2,750,000	3,185,193
				8,385,629
Ohio - 3.1%
Cincinnati Water System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,020,000	1,180,933
Ohio, Revenue Bonds, Ser. 2019-1	5.00	12/15/2024	1,500,000	1,740,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 90.7% (continued)
Ohio - 3.1% (continued)
Sycamore Community School District, GO, Refunding	4.00	12/1/2025	2,845,000		3,277,405
Sycamore Community School District, GO, Refunding	4.00	12/1/2024	2,415,000		2,709,763
				8,908,868
Oklahoma - 1.1%
Oklahoma Development Finance Authority, Revenue Bonds (Gilcrease Developers)	1.63	7/6/2023	1,000,000		1,007,951
Oklahoma Municipal Power Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2024	1,000,000		1,116,356
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000		1,160,478
				3,284,785
Pennsylvania - 7.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000		2,252,683
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2023	1,000,000		1,088,911
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,178,063
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.45	9/1/2022	5,000,000	[a]	4,992,896
Montgomery County Higher Education & Health Authority, Revenue Bonds (Thomas Jefferson University Obligated Group) Ser. C, 6 Month MUNIPSA +.72%	0.75	9/1/2023	2,000,000	[a]	2,000,091
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000		2,633,285
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	2/1/2022	1,665,000		1,712,150
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000		240,812
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000		2,278,238

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7% (continued)
Pennsylvania - 7.4% (continued)
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2025	500,000	587,331
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	10/1/2021	1,200,000	1,214,199
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2022	1,000,000	1,044,756
				21,223,415
Rhode Island - .3%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	875,856
Tennessee - .7%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2021	2,000,000	2,016,372
Texas - 10.8%
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2025	685,000	775,882
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2024	600,000	663,262
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	1,500,000	1,698,794
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2022	1,600,000	1,668,056
Denton Utility System, Revenue Bonds	5.00	12/1/2021	1,250,000	1,274,497
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000	5,364,287
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	5.00	5/15/2024	1,040,000	1,177,140
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	2,910,000	2,979,843
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000	2,898,353
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	3,658,667
Tarrant County College District, GO	5.00	8/15/2025	4,180,000	4,961,097
Texas, GO	5.00	8/1/2021	4,115,000	4,130,866
				31,250,744

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.7% (continued)
Utah - 1.1%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2022	2,000,000	2,093,543
Utah, GO, Ser. B	5.00	7/1/2025	1,000,000	1,182,861
				3,276,404
Virginia - 1.4%
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group)	5.00	7/1/2024	1,000,000	1,139,238
Virginia Public School Authority, Revenue Bonds, Ser. VIII	5.00	4/15/2025	2,500,000	2,936,733
				4,075,971
Washington - 1.9%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	2,000,000	2,115,432
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000	2,246,819
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	1,166,001
				5,528,252
Wisconsin - .1%
Wisconsin Department of Transportation, Revenue Bonds, Refunding, Ser. 1	5.00	7/1/2022	330,000	[b] 346,011
Total Investments (cost $256,773,203)			90.7%	261,498,389
Cash and Receivables (Net)			9.3%	26,660,368
Net Assets			100.0%	288,158,757

GO—General Obligation

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	261,498,389	-	261,498,389

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2021, accumulated net unrealized appreciation on investments was $4,725,186, consisting of $4,884,092 gross unrealized appreciation and $158,906 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.